UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palisades Hudson Asset Management, L.P.
Address:  2 Overhill Road, Suite 100
          Scarsdale, NY 10583

Form 13F File Number: 028-12109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anna K. Pfaehler
Title:    Chief Compliance Officer
Phone:    914-723-5000

Signature, Place, and Date of Signing:

      /s/ Anna K. Pfaehler          Scarsdale, NY               04-25-2013
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           59

Form 13F Information Table Value Total:  $   104,439
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  Form 13F File Number  Name

1.028-11964        	Aperio Group LLC

Consolidated Positions as of 3-31-13
                               Title of                                        Investment             Other    Voting
Name of Issuer                  Class     CUSIP       Value       Shares       Discretion            Managers Authority
- ----------------------------------------------------------------------------------------------------------------------
A T & T Corp                  	Common	00206R102    253,674.66   6,914		Shared-Other		1	None
Abbott Laboratories           	Common	002824100    217,006.08   6,144		Shared-Other		1	None
AbbVie Inc                    	Common	00287Y109    250,552.32   6,144		Shared-Other		1	None
Adobe Systems Inc             	Common	00724F101    405,081.15   9,309		Shared-Other		1	None
Allergan Inc                  	Common	018490102    216,338.94   1,938		Shared-Other		1	None
Altria Group Inc              	Common	02209S103    246,817.03   7,177		Shared-Other		1	None
Amazon.com Inc                	Common	023135106    279,281.52   1,048		Shared-Other		1	None
American Express Company      	Common	025816109    210,272.82   3,117		Shared-Other		1	None
Apple Inc                     	Common	037833100  1,097,354.05   2,479		Shared-Other		1	None
Apple Inc                     	Common	037833100      1,347.90	      3.045	Full Discretion/Sole	N/A	Sole
Boeing Co                     	Common	097023105    200,030.50   2,330		Shared-Other		1	None
BP Plc Adr                    	Common	055622104    381,404.10   9,006		Shared-Other		1	None
Bristol-Myers Squibb Co       	Common	110122108    223,579.32   5,428		Shared-Other		1	None
CH Robinson Worldwide Inc     	Common	12541W209    482,398.98   8,113		Shared-Other		1	None
ChevronTexaco                 	Common	166764100    484,191.50   4,075		Shared-Other		1	None
Coca Cola Company             	Common	191216100    545,292.96  13,484		Shared-Other		1	None
Colgate-Palmolive Co          	Common	194162103     68,103.31     577 	Shared-Other		1	None
Colgate-Palmolive Co          	Common	194162103  6,491,531.97	 54,999		Full Discretion/Sole	N/A	Sole
Comerica Incorporated         	Common	200340107    275,233.20   7,656		Shared-Other		1	None
Costco                        	Common	22160K105    277,795.98   2,618		Shared-Other		1	None
Deere & Co                    	Common	244199105    262,496.94   3,053		Shared-Other		1	None
DJ Wilshire REIT              	Common	78464A607    376,091.55   4,844.668	Full Discretion/Sole	N/A	Sole
Ebay Inc                      	Common	278642103    345,435.62    6,371	Shared-Other		1	None
Exxon Mobil Corporation       	Common	30231G102  1,073,750.76   11,916	Shared-Other		1	None
Exxon Mobil Corporation       	Common	30231G102     29,556.08	     328	Full Discretion/Sole	N/A	Sole
Family Dollar Stores          	Common	307000109    406,441.15    6,883	Shared-Other		1	None
FNB United			Common	302519202    915,000.00	  93,750        Full Discretion/Sole	N/A	Sole
Ford Motor Company            	Common	345370860    167,452.10   12,734	Shared-Other		1	None
General Electric Company      	Common	369604103    594,600.16   25,718	Shared-Other		1	None
Genworth Financial Inc        	Common	37247D106    109,900.00   10,990	Shared-Other		1	None
Goldman Sachs Group Inc       	Common	38141G104    347,126.85    2,359	Shared-Other		1	None
Goldman Sachs Group Inc       	Common	38141G104    135,230.85	     919	Full Discretion/Sole	N/A	Sole
Google Inc                    	Common	38259P508    430,449.90      542	Shared-Other		1	None
Home Depot Inc                	Common	437076102    240,392.10    3,445	Shared-Other		1	None
Intel Corp                    	Common	458140100    271,583.74   12,438	Shared-Other		1	None
Intl Business Machines        	Common	459200101    646,512.30    3,031	Shared-Other		1	None
iShares Core S&P 500 ETF      	Common	464287200 23,724,418.55  150,765.242	Full Discretion/Sole	N/A	Sole
iShares Core S&P Small-Cap ETF	Common	464287804  9,752,766.51  112,023.507	Full Discretion/Sole	N/A	Sole
iShares MSCI All Country Asia 	Common	464288182    259,982.60    4,400.518	Full Discretion/Sole	N/A	Sole
iShares MSCI Australia Index  	Common	464286103  3,989,310.23  147,533.663	Full Discretion/Sole	N/A	Sole
iShares MSCI Canada Index     	Common	464286509    284,366.34    9,974.267	Full Discretion/Sole	N/A	Sole
iShares MSCI EAFE Small Cap In	Common	464288273    252,644.76    5,747.151	Full Discretion/Sole	N/A	Sole
iShares MSCI Japan Index      	Common	464286848  7,692,675.08  712,284.727	Full Discretion/Sole	N/A	Sole
iShares Russell 2000 Index    	Common	464287655    515,560.90    5,459.715	Full Discretion/Sole	N/A	Sole
iShares Russell 2000 Value Ind	Common	464287630    277,248.16    3,308.056	Full Discretion/Sole	N/A	Sole
iShares S&P Europe 350 Index  	Common	464287861  2,256,942.01   56,835.608	Full Discretion/Sole	N/A	Sole
iShares S&P SmallCap 600 Value	Common	464287879  7,670,148.62   85,290.21	Full Discretion/Sole	N/A	Sole
Johnson & Johnson             	Common	478160104    351,231.24    4,308	Shared-Other		1	None
Kellogg Company               	Common	487836108    229,048.65    3,555	Full Discretion/Sole	N/A	Sole
Leggett & Platt Inc           	Common	524660107    350,467.50   10,375	Shared-Other		1	None
Microsoft Corp                	Common	594918104    188,081.37    6,576	Shared-Other		1	None
Microsoft Corp                	Common	594918104    143,736.64	     524	Full Discretion/Sole	N/A	Sole
National Oilwell Varco        	Common	637071101    269,486.75    3,809	Shared-Other		1	None
Oracle Corp                   	Common	68389X105    288,706.90    8,930	Shared-Other		1	None
Pfizer Incorporated           	Common	717081103    540,836.40   18,740	Shared-Other		1	None
Philip Morris International In	Common	718172109    395,778.99    4,269	Shared-Other		1	None
PNC Financial Services Group  	Common	693475105    397,470.50    5,977	Shared-Other		1	None
ProLogis Trust                	Common	74340W103    200,019.94    5,003	Shared-Other		1	None
Prudential Financial Inc      	Common	744320102    221,212.50    3,750	Shared-Other		1	None
Qualcomm Inc                  	Common	747525103    326,064.74    4,871	Shared-Other		1	None
SPDR S&P 500                  	Common	78462F103 23,282,741.71  148,610.083	Full Discretion/Sole	N/A	Sole
Time Warner Inc               	Common	887317105    276,576.00    4,800	Shared-Other		1	None
Time Warner Inc               	Common	887317105    183,807.80	   3,190	Full Discretion/Sole	N/A	Sole
Wellpoint Hlth Ntwks New      	Common	94973V107    321,281.73    4,851	Shared-Other		1	None
Wells Fargo & Co              	Common	949746101    283,713.30    7,670	Shared-Other		1	None
Yum Brands Inc                	Common	988498101    553,146.66    7,689	Shared-Other		1	None